Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Property and equipment, net
5.	Property and equipment, net

	As of December 31,
	2022	2023
	RMB	RMB
Gross carrying amount
Computer and transmission equipment	96,802,675	91,370,278
Leasehold improvements	26,155,889	27,052,770
Furniture and office equipment	5,937,405	4,782,438
Motor vehicles	410,200	410,200
Total	129,306,169	123,615,686
Less: accumulated depreciation	(112,318,279)	(109,807,780)
Property and equipment, net	16,987,890	13,807,906

Depreciation expense was RMB18,275,703, RMB11,843,695 and RMB6,014,868 for the years ended December 31, 2021, 2022 and 2023, respectively.